ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 6.1%
Cable & Satellite - 2.2%
Comcast Corp. - Class A	329,545	$9,850,100

Integrated Telecommunication Services - 3.9%
AT&T, Inc.	342,389	8,504,943
Verizon Communications, Inc.	215,586	8,780,818
		17,285,761
Total Communication Services		27,135,861

Consumer Discretionary - 25.1% (a)
Apparel Retail - 3.8%
Gap, Inc.	324,606	8,309,913
Urban Outfitters, Inc. (b)	111,395	8,383,588
		16,693,501
Automotive Retail - 1.9%
Group 1 Automotive, Inc.	21,536	8,470,109

Broadline Retail - 1.9%
Macy's, Inc.	384,457	8,477,277

Homebuilding - 7.4%
DR Horton, Inc.	55,271	7,960,682
PulteGroup, Inc.	69,126	8,105,715
Taylor Morrison Home Corp. (b)	138,543	8,156,026
Toll Brothers, Inc.	62,990	8,517,508
		32,739,931
Hotels, Resorts & Cruise Lines - 4.3%
Carnival Corp. (b)	322,746	9,856,663
Wyndham Hotels & Resorts, Inc.	119,776	9,050,275
		18,906,938
Restaurants - 1.9%
Brinker International, Inc. (b)	58,393	8,380,563

Specialized Consumer Services - 3.9%
ADT, Inc.	1,072,488	8,654,978
Service Corp. International	111,932	8,727,338
		17,382,316
Total Consumer Discretionary		111,050,635

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Shares	Value
Consumer Staples - 5.9%
Agricultural Products & Services - 2.0%
Ingredion, Inc.	81,273	$8,961,161

Packaged Foods & Meats - 1.9%
Cal-Maine Foods, Inc.	107,536	8,556,639

Tobacco - 2.0%
Altria Group, Inc.	148,607	8,568,680
Total Consumer Staples		26,086,480

Energy - 5.8%
Oil & Gas Equipment & Services - 1.9%
TechnipFMC PLC	191,218	8,520,674

Oil & Gas Exploration & Production - 3.9%
APA Corp.	342,935	8,388,190
Coterra Energy, Inc.	328,456	8,644,962
		17,033,152
Total Energy		25,553,826

Health Care - 22.2%
Biotechnology - 9.8%
Biogen, Inc. (b)	48,843	8,595,879
Exelixis, Inc. (b)	200,589	8,791,816
Halozyme Therapeutics, Inc. (b)	130,826	8,804,590
PTC Therapeutics, Inc. (b)	110,601	8,401,252
United Therapeutics Corp. (b)	18,315	8,923,984
		43,517,521
Health Care Services - 2.0%
Cigna Group	32,023	8,813,690

Managed Health Care - 4.2%
Elevance Health, Inc.	26,485	9,284,317
Humana, Inc.	36,237	9,281,383
		18,565,700
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	180,005	9,709,470
Merck & Co., Inc.	86,498	9,104,779
Pfizer, Inc.	347,448	8,651,455
		27,465,704
Total Health Care		98,362,615

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Shares	Value
Industrials - 18.4%
Building Products - 3.9%
Carlisle Cos., Inc.	27,431	$8,774,080
Masco Corp.	136,113	8,637,731
		17,411,811
Cargo Ground Transportation - 2.2%
Ryder System, Inc.	50,589	9,682,229

Construction Machinery & Heavy Transportation Equipment - 2.2%
Allison Transmission Holdings, Inc.	97,829	9,577,459

Industrial Machinery & Supplies & Components - 4.0%
Mueller Industries, Inc.	78,257	8,983,904
Snap-on, Inc.	25,672	8,846,571
		17,830,475
Passenger Airlines - 4.2%
Delta Air Lines, Inc.	133,303	9,251,228
United Airlines Holdings, Inc. (b)	83,200	9,303,424
		18,554,652
Research & Consulting Services - 1.9%
Leidos Holdings, Inc.	46,585	8,403,934
Total Industrials		81,460,560

Information Technology - 6.0%
IT Consulting & Other Services - 2.1%
Cognizant Technology Solutions Corp. - Class A	112,656	9,350,448

Semiconductors - 2.0%
QUALCOMM, Inc.	51,377	8,788,036

Technology Distributors - 1.9%
TD SYNNEX Corp.	57,020	8,566,114
Total Information Technology		26,704,598

Materials - 10.3%
Copper - 2.2%
Freeport-McMoRan, Inc.	196,489	9,979,676

Fertilizers & Agricultural Chemicals - 3.9%
CF Industries Holdings, Inc.	110,964	8,581,956
Mosaic Co.	360,449	8,683,216
		17,265,172

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2025 (Unaudited)

	Shares	Value
Gold - 2.1%
Newmont Corp.	93,526	$9,338,571

Metal, Glass & Plastic Containers - 2.1%
Crown Holdings, Inc.	89,482	9,213,962
Total Materials		45,797,381
TOTAL COMMON STOCKS (Cost $408,263,921)		442,151,956

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67% (c)	410,677	410,677
TOTAL MONEY MARKET FUNDS (Cost $410,677)		410,677

TOTAL INVESTMENTS - 99.9% (Cost $408,674,598)		$442,562,633
Other Assets in Excess of Liabilities - 0.1%		299,168
TOTAL NET ASSETS - 100.0%		$442,861,801

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$442,151,956	$—	$—	$442,151,956
Money Market Funds	410,677	—	—	410,677
Total Investments	$442,562,633	$—	$—	$442,562,633

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.